INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2014 Number	Mar. 31, 2013 Number
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	361	399
Series Twenty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	11
Series Twenty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	5
Series Twenty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	10
Series Twenty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	11	11
Series Twenty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	13
Series Twenty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	7
Series Twenty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	24	31
Series Twenty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	10	13
Series Twenty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	19	20
Series Twenty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	17	21
Series Thirty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	16	16
Series Thirty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	22	25
Series Thirty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	14	15
Series Thirty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	8
Series Thirty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	12	13
Series Thirty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	10	10
Series Thirty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	9
Series Thirty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	7
Series Thirty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	10	10
Series Thirty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	9
Series Forty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	16	16
Series Forty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	19	20
Series Forty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	21	21
Series Forty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	23	23
Series Forty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	10
Series Forty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	28	30
Series Forty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	15	15